GOODWILL AND OTHER INTANGIBLE ASSETS - Gross Amount and Accumulated Impairment Losses of Goodwill (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill (note 20b)	$ 3,097	$ 3,581
Cost
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill (note 20b)	12,211
Accumulated impairment losses
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill (note 20b)	$ (9,114)